Financial Instruments Fair Value Risk	12 Months Ended
Dec. 31, 2018
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Financial Instruments Fair Value Risk

18. FINANCIAL INSTRUMENTS FAIR VALUE RISK

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

	€ million	€ million	€ million	€ million
			Carrying	Carrying
	Fair value	Fair value	amount	amount
Fair values of financial assets and financial liabilities	2018	2017	2018	2017
Financial assets
Cash and cash equivalents	3,230	3,317	3,230	3,317
Held-to-maturity investments(a)	—	163	—	163
Loans and receivables(a)	—	463	—	463
Available-for-sale financial assets(a)	—	564	—	564
Amortised cost(a)	629	—	629	—
Financial assets at fair value through other comprehensive income(a)	329	—	329	—
Financial assets at fair value through profit or loss:
Derivatives	194	116	194	116
Other	364	139	364	139

	4,746	4,762	4,746	4,762
Financial liabilities
Bank loans and overdrafts	(816)	(995)	(814)	(992)
Bonds and other loans	(23,691)	(23,368)	(23,391)	(22,709)
Finance lease creditors	(141)	(147)	(128)	(131)
Derivatives	(402)	(421)	(402)	(421)
Other financial liabilities	(150)	(177)	(150)	(177)

	(25,200)	(25,108)	(24,885)	(24,430)

(a)	Classification has changed following adoption of IFRS 9. See page 117 and note 1 for further details.

The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature.

The instruments that have a fair value that is different from the carrying amount are classified as Level 2 for both 2017 and 2018.

FAIR VALUE HIERARCHY

The fair values shown in notes 15C and 17A have been classified into three categories depending on the inputs used in the valuation technique. The categories used are as follows:

• Level 1: quoted prices for identical instruments;

• Level 2: directly or indirectly observable market inputs, other than Level 1 inputs; and

• Level 3: inputs which are not based on observable market data.

For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
								Total fair	Total fair
		Level 1	Level 1	Level 2	Level 2	Level 3	Level 3	value	value
	Notes	2018	2017	2018	2017	2018	2017	2018	2017
Assets at fair value
Financial assets at fair value through other comprehensive income	17A	160	—	5	—	164	—	329	—
Available-for-sale financial assets	17A	—	215	—	7	—	342	—	564
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	—	—	276	173	—	—	276	173
Other	17A	145	137	—	—	219	2	364	139
Liabilities at fair value
Derivatives(b)	16C	—	—	(542)	(534)	—	—	(542)	(534)
Contingent consideration	14	—	—	—	—	(142)	(445)	(142)	(445)

(a)	Includes €82 million (2017: €57 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(140) million (2017: €(113) million) derivatives, reported within trade payables, that hedge trading activities.

Other than changes arising on adoption of IFRS 9, there were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2017. There were also no significant movements between the fair value levels since 31 December 2017.

The impact in 2018 income statement due to level 3 instruments is a gain of €272 million (2017: gain of €26 million).

Reconciliation of Level 3 fair value measurements of financial assets and financial liabilities is given below:

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2018	2017
1 January	(101)	(106)
Gains and losses recognised in profit and loss	272	26
Gains and losses recognised in other comprehensive income	(9)	2
Purchases and new issues	4	(89)
Sales and settlements	75	(17)
Transfers into Level 3	—	83

31 December	241	(101)

SIGNIFICANT UNOBSERVABLE INPUTS USED IN LEVEL 3 FAIR VALUES

The largest asset valued using Level 3 techniques is an executive Life Insurance of €17 million (2017: €22 million). A change in one or more of the inputs to reasonably possible alternative assumptions would not change the value significantly.

The gains and losses recognised in profit and loss includes a credit from early settlement of contingent consideration for Blueair.

CALCULATION OF FAIR VALUES

The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2017.

ASSETS AND LIABILITIES CARRIED AT FAIR VALUE

•	The fair values of quoted investments falling into Level 1 are based on current bid prices.

•

The fair values of unquoted financial assets at fair value through other comprehensive income and at fair value through profit or loss are based on recent trades in liquid markets, observable market rates, discounted cash flow analysis and statistical modelling techniques such as the Monte Carlo simulation. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

•

Derivatives are valued using valuation techniques with market observable inputs. The models incorporate various inputs including the credit quality of counter-parties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying commodities.

•

For listed securities where the market is not liquid, and for unlisted securities, valuation techniques are used. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same and discounted cash flow calculations.

OTHER FINANCIAL ASSETS AND LIABILITIES (FAIR VALUES FOR DISCLOSURE PURPOSES ONLY)

•

Cash and cash equivalents, trade and other current receivables, bank loans and overdrafts, trade payables and other current liabilities have fair values that approximate to their carrying amounts due to their short-term nature.

•	The fair values of preference shares and listed bonds are based on their market value.

•

Non-listed bonds, other loans, bank loans and non-current receivables and payables are based on the net present value of the anticipated future cash flows associated with these instruments using rates currently available for debt on similar terms, credit risk and remaining maturities.

•	Fair values for finance lease creditors have been assessed by reference to current market rates for comparable leasing arrangements.

POLICIES AND PROCESSES USED IN RELATION TO THE CALCULATION OF LEVEL 3 FAIR VALUES

Assets valued using Level 3 valuation techniques are primarily made up of long-term cash receivables and unlisted investments. Valuation techniques used are specific to the circumstances involved. Unlisted investments include €254 million (2017: €195 million) of investments within Unilever Ventures companies.